Related Party Transactions - Schedule of Revenue from Related Parties (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Related party relationship			$1,022,358
Related Party [Member]
Related Party Transaction [Line Items]
Total revenue from related parties	$ 350,601	$ 2,906,759	$ 1,022,358
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship			$858,743
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd. [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total revenue from related parties	$ 207,088	416,696
Jinmed International Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO		146,268
Jinmed International Co., Ltd. [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total revenue from related parties	$ 143,513	50,240
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship			6,759
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd. [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO before October 1, 2024, the entity ceased to be a related party to the Company since October 1, 2024.
Total revenue from related parties		1,697,061
Zhongjin Hongkang Medical Technology (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship
Zhongjin Hongkang Medical Technology (Shanghai) Co., Ltd. [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO before October 1, 2024, the entity ceased to be a related party to the Company since October 1, 2024.
Total revenue from related parties		742,762
Zhongjin Jingau Rehabilitation Equipment (Beijing) Co. Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship			10,588
Zhongjin Jingau Rehabilitation Equipment (Beijing) Co. Ltd. [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total revenue from related parties